Accounts Receivable - Schedule of Outstanding Accounts Receivable and Subsequent Collection (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Outstanding Accounts Receivable and Subsequent Collection [Line Items]
Accounts receivable	$ 27,218,260	$ 28,297,491
Accounts receivable, subsequent collection	$ 24,770,166	$ 28,297,491
Accounts receivable, % of collection	91.00%	100.00%
AR aged less than 6 months [Member]
Schedule of Outstanding Accounts Receivable and Subsequent Collection [Line Items]
Accounts receivable	$ 27,218,260	$ 28,297,491
Accounts receivable, subsequent collection	$ 24,770,166	$ 28,297,491
Accounts receivable, % of collection	91.00%	100.00%